Personnel - Share based remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	£ 2,157	£ 2,173	£ 2,116
Social security costs	214	232	230
Pensions	133	125	120
Share based remuneration	45	25	32
Total staff costs	£ 2,549	£ 2,555	£ 2,498